                          DOMINI SOCIAL INVESTMENTS LLC
                             536 BROADWAY, 7TH FLOOR
                             NEW YORK, NY 10012-3915

September 21, 2007

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street
Washington, DC 20549

Re: Domini Institutional Trust
    File Nos. 333-14449 and 811-07599

Ladies and Gentlemen:

On behalf of Domini Institutional Trust, a Massachusetts business trust (the
"Trust"), we enclose for filing Post-Effective Amendment No. 18 to the Trust's
Registration Statement on Form N-1A under the Securities Act of 1933 and
Amendment No. 21 to the Trust's Registration Statement under the Investment
Company Act of 1940, with exhibits (the "Amendment"). The Amendment relates to the Domini Institutional Social Equity Fund (the "Fund"), a series of the Trust.

The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, and is to be effective on November 30, 2007. The Amendment is being filed to: (i) reflect revisions to the principal investment strategy section of the prospectus; (ii) conform certain disclosure regarding socially responsible investing; and (iii) update other information relating to the Fund.

Please call the undersigned at (212) 217-1114 with any questions relating to the filing.

Sincerely,

/s/ Megan L. Dunphy
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Megan L. Dunphy
Mutual Fund Counsel